GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 7 months 6 days
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	13 years 1 month 6 days
Licensing agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Weighted average amortization period	10 years
Minimum | Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Maximum | Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years